Average Annual Total Returns - Goldman Sachs Target Date 2055 Portfolio	Class A Shares 1 Year	Class A Shares Since Inception	Class A Shares Inception Date	Institutional Shares 1 Year	Institutional Shares Since Inception	Institutional Shares Inception Date	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions Since Inception	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Service Shares 1 Year	Service Shares Since Inception	Service Shares Inception Date	Investor Shares 1 Year	Investor Shares Since Inception	Investor Shares Inception Date	Class R Shares 1 Year	Class R Shares Since Inception	Class R Shares Inception Date	Class R6 Shares 1 Year	Class R6 Shares Since Inception	Class R6 Shares Inception Date	S&P Target Date To 2055 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 1 Year	S&P Target Date To 2055 Index (reflects no deduction for sales charges, account fees, expenses or taxes) Since Inception
Total	7.31%	9.39%	Aug. 22, 2016	14.08%	11.26%	Aug. 22, 2016	13.66%	9.16%	8.56%	8.38%	13.59%	10.74%	Aug. 22, 2016	13.87%	11.12%	Aug. 22, 2016	13.29%	10.56%	Aug. 22, 2016	14.07%	11.28%	Aug. 22, 2016	12.86%	10.91%